Post balance sheet events (Details) - Share repurchases £ in Millions, shares in Millions	1 Months Ended
Jul. 25, 2024 GBP (£) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased and cancelled | shares	12.5
Consideration for shares repurchased | £	£ 40.9